Employee benefit plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans		¥ 1,852,556	¥ 1,647,345
Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans		¥ 892,154	¥ 874,629
Scenario Forecast | Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated prior service costs	¥ (4,600)
Estimated net actuarial loss	14,500
Expected contribution to pension plans	40,190
Scenario Forecast | Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated prior service costs	400
Estimated net actuarial loss	6,400
Expected contribution to pension plans	¥ 24,238
Equity securities | Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		45.00%
Equity securities | Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		55.00%
Equity securities | Common stocks | Japanese plans | Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		75.00%	77.00%
Equity securities | Common stocks | Japanese plans | Foreign
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		25.00%	23.00%
Debt securities | Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		30.00%
Debt securities | Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		30.00%
Debt securities | Government bonds | Japanese plans | Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		27.00%	36.00%
Debt securities | Government bonds | Japanese plans | Foreign
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		73.00%	64.00%